Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	23,002	25,533	25,288
Interest expense	(16,569)	(18,992)	(18,397)
Net interest income	6,433	6,541	6,891
Commissions and fees	12,952	14,078	13,750
Trading revenues	5,020	9,338	12,151
Other revenues	1,820	1,429	502
Net revenues	26,225	31,386	33,294
Provision for credit losses	187	(79)	506
Compensation and benefits	13,213	14,599	15,013
General and administrative expenses	7,372	7,231	7,701
Commission expenses	1,992	2,148	1,997
Total other operating expenses	9,364	9,379	9,698
Total operating expenses	22,577	23,978	24,711
Income from continuing operations before taxes	3,461	7,487	8,077
Income tax expense	671	1,548	1,835
Income from continuing operations	2,790	5,939	6,242
Income/(loss) from discontinued operations, net of tax	0	(19)	169
Net income	2,790	5,920	6,411
Net income/(loss) attributable to noncontrolling interests	837	822	(313)
Net income attributable to shareholders	1,953	5,098	6,724
of which from continuing operations	1,953	5,117	6,555
of which from discontinued operations	0	(19)	169
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,501	8,897	8,947
Interest expense	(4,670)	(5,454)	(4,949)
Net interest income	2,831	3,443	3,998
Commissions and fees	3,509	4,403	3,548
Trading revenues	(1,673)	667	2,956
Other revenues	1,267	1,081	(836)
Net revenues	5,934	9,594	9,666
Provision for credit losses	7	13	24
Compensation and benefits	3,736	4,177	4,613
General and administrative expenses	1,674	1,883	1,981
Commission expenses	267	307	356
Total other operating expenses	1,941	2,190	2,337
Total operating expenses	5,677	6,367	6,950
Income from continuing operations before taxes	250	3,214	2,692
Income tax expense	(288)	952	1,403
Income from continuing operations	538	2,262	1,289
Income/(loss) from discontinued operations, net of tax		0	0
Net income	538	2,262	1,289
Net income/(loss) attributable to noncontrolling interests	734	592	(858)
Net income attributable to shareholders	(196)	1,670	2,147
of which from continuing operations	(196)	1,670	2,147
of which from discontinued operations		0	0
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	14,755	15,928	15,575
Interest expense	(11,770)	(13,344)	(13,204)
Net interest income	2,985	2,584	2,371
Commissions and fees	8,455	8,719	9,222
Trading revenues	6,429	8,405	9,208
Other revenues	498	296	1,526
Net revenues	18,367	20,004	22,327
Provision for credit losses	90	(137)	436
Compensation and benefits	9,047	10,195	10,093
General and administrative expenses	5,540	5,205	5,641
Commission expenses	1,578	1,684	1,492
Total other operating expenses	7,118	6,889	7,133
Total operating expenses	16,165	17,084	17,226
Income from continuing operations before taxes	2,112	3,057	4,665
Income tax expense	721	306	391
Income from continuing operations	1,391	2,751	4,274
Income/(loss) from discontinued operations, net of tax		(19)	169
Net income	1,391	2,732	4,443
Net income/(loss) attributable to noncontrolling interests	167	210	161
Net income attributable to shareholders	1,224	2,522	4,282
of which from continuing operations	1,224	2,541	4,113
of which from discontinued operations		(19)	169
Dividend income from investments	320	3,299	142
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	22,256	24,825	24,522
Interest expense	(16,440)	(18,798)	(18,153)
Net interest income	5,816	6,027	6,369
Commissions and fees	11,964	13,122	12,770
Trading revenues	4,756	9,072	12,164
Other revenues	1,765	1,377	690
Net revenues	24,301	29,598	31,993
Provision for credit losses	97	(124)	460
Compensation and benefits	12,783	14,372	14,706
General and administrative expenses	7,214	7,088	7,622
Commission expenses	1,845	1,991	1,848
Total other operating expenses	9,059	9,079	9,470
Total operating expenses	21,842	23,451	24,176
Income from continuing operations before taxes	2,362	6,271	7,357
Income tax expense	433	1,258	1,794
Income from continuing operations	1,929	5,013	5,563
Income/(loss) from discontinued operations, net of tax	0	(19)	169
Net income	1,929	4,994	5,732
Net income/(loss) attributable to noncontrolling interests	901	802	(697)
Net income attributable to shareholders	1,028	4,192	6,429
of which from continuing operations	1,028	4,211	6,260
of which from discontinued operations	0	(19)	169
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	161	209	256
Interest expense	(153)	(203)	(250)
Net interest income	8	6	6
Commissions and fees	9	9	10
Trading revenues	1	0	0
Other revenues	1,888	4,982	6,707
Net revenues	1,906	4,997	6,723
Provision for credit losses	0	0	0
Compensation and benefits	80	90	31
General and administrative expenses	(135)	(196)	(19)
Commission expenses	1	3	0
Total other operating expenses	(134)	(193)	(19)
Total operating expenses	(54)	(103)	12
Income from continuing operations before taxes	1,960	5,100	6,711
Income tax expense	7	2	(13)
Income from continuing operations	1,953	5,098	6,724
Income/(loss) from discontinued operations, net of tax		0	0
Net income	1,953	5,098	6,724
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income attributable to shareholders	1,953	5,098	6,724
of which from continuing operations	1,953	5,098	6,724
of which from discontinued operations		0	0
Dividend income from investments	30	33	33
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	585	499	510
Interest expense	24	9	6
Net interest income	609	508	516
Commissions and fees	979	947	970
Trading revenues	263	266	(13)
Other revenues	(1,833)	(4,930)	(6,895)
Net revenues	18	(3,209)	(5,422)
Provision for credit losses	90	45	46
Compensation and benefits	350	137	276
General and administrative expenses	293	339	98
Commission expenses	146	154	149
Total other operating expenses	439	493	247
Total operating expenses	789	630	523
Income from continuing operations before taxes	(861)	(3,884)	(5,991)
Income tax expense	231	288	54
Income from continuing operations	(1,092)	(4,172)	(6,045)
Income/(loss) from discontinued operations, net of tax		0	0
Net income	(1,092)	(4,172)	(6,045)
Net income/(loss) attributable to noncontrolling interests	(64)	20	384
Net income attributable to shareholders	(1,028)	(4,192)	(6,429)
of which from continuing operations	(1,028)	(4,192)	(6,429)
of which from discontinued operations		0	0